Royalty, Stream and Other Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 68,973
Property, plant and equipment at end of period	207,923	$ 68,973
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,086
Additions	146,819
Property, plant and equipment at end of period	222,905	76,086
Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,113)
Depletion	(7,869)
Property, plant and equipment at end of period	(14,982)	(7,113)
Stream interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	68,973
Property, plant and equipment at end of period	96,953	68,973
Stream interests | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,086	26,086
Additions	35,011	50,000
Property, plant and equipment at end of period	111,097	76,086
Stream interests | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,113)	(4,522)
Depletion	(7,031)	(2,591)
Property, plant and equipment at end of period	(14,144)	(7,113)
Stream interests | Blyvoor Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,000
Property, plant and equipment at end of period	37,000	37,000
Stream interests | Blyvoor Gold Stream | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,000	0
Additions	0	37,000
Property, plant and equipment at end of period	37,000	37,000
Stream interests | Blyvoor Gold Stream | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depletion	0	0
Property, plant and equipment at end of period	0	0
Stream interests | Woodlawn Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,965
Property, plant and equipment at end of period	18,598	18,965
Stream interests | Woodlawn Silver Stream | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,000	16,000
Additions	0	3,000
Property, plant and equipment at end of period	19,000	19,000
Stream interests | Woodlawn Silver Stream | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(35)	0
Depletion	(367)	(35)
Property, plant and equipment at end of period	(402)	(35)
Stream interests | Mercedes and South Arturo Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13,008
Property, plant and equipment at end of period	10,427	13,008
Stream interests | Mercedes and South Arturo Silver Stream | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,086	10,086
Additions	0	10,000
Property, plant and equipment at end of period	20,086	20,086
Stream interests | Mercedes and South Arturo Silver Stream | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,078)	(4,522)
Depletion	(2,581)	(2,556)
Property, plant and equipment at end of period	(9,659)	(7,078)
Stream interests | Bonikro Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	30,928
Stream interests | Bonikro Gold Stream | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	35,011
Property, plant and equipment at end of period	35,011	0
Stream interests | Bonikro Gold Stream | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	(4,083)
Property, plant and equipment at end of period	(4,083)	0
Royalty and other interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	110,970
Royalty and other interests | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	111,808
Property, plant and equipment at end of period	111,808	0
Royalty and other interests | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	(838)
Property, plant and equipment at end of period	(838)	0
Royalty and other interests | RDM Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	5,118
Royalty and other interests | RDM Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	5,817
Property, plant and equipment at end of period	5,817	0
Royalty and other interests | RDM Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	(699)
Property, plant and equipment at end of period	(699)	0
Royalty and other interests | Gualcamayo Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	39,634
Royalty and other interests | Gualcamayo Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	39,634
Property, plant and equipment at end of period	39,634	0
Royalty and other interests | Gualcamayo Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Suruca Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	12,512
Royalty and other interests | Suruca Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	12,512
Property, plant and equipment at end of period	12,512	0
Royalty and other interests | Suruca Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	8,575
Royalty and other interests | Troilus Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	8,575
Property, plant and equipment at end of period	8,575	0
Royalty and other interests | Troilus Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Moss Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	8,947
Royalty and other interests | Moss Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	9,086
Property, plant and equipment at end of period	9,086	0
Royalty and other interests | Moss Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	(139)
Property, plant and equipment at end of period	(139)	0
Royalty and other interests | Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	34,665
Royalty and other interests | Robertson Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	34,665
Property, plant and equipment at end of period	34,665	0
Royalty and other interests | Robertson Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	0
Property, plant and equipment at end of period	0	0
Royalty and other interests | Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	1,519
Royalty and other interests | Blackwater Gold Royalty | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Additions	1,519
Property, plant and equipment at end of period	1,519	0
Royalty and other interests | Blackwater Gold Royalty | Accumulated depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Depletion	0
Property, plant and equipment at end of period	$ 0	$ 0